Goodwill - Carrying Amount of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance, beginning of the year		$ 1,836,000,000	$ 357,000,000
Impairment on sales of Shopify's logistics businesses	$ 0	(1,438,000,000)	0
Balance, end of the year	$ 427,000,000	427,000,000	1,836,000,000
Deliverr Inc.
Goodwill [Roll Forward]
Acquisition		0	1,438,000,000
Other Acquisitions
Goodwill [Roll Forward]
Other acquisitions		$ 29,000,000	$ 41,000,000